CONSOLIDATED STATEMENTS OF BRIDGE UNITS, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of tranche rights with preferred units		$ 909	$ 2,401
Payment of offering costs	$ 3,574
Initial Public Offering [Member]
Payment of offering costs	3,574
Bridge Units [Member]
Contingent prepayment option derivative liability		908
Derivative liability			2,307
Class A Preferred Unit [Member]
Issuance of tranche rights with preferred units			1,100
Payment of offering costs			170
Class A Preferred Unit [Member] | Bridge Units [Member]
Tranche rights derivative liability upon issuance of preferred units			$ 1,301
Class B Preferred Units [Member]
Payment of offering costs		112
Issuance of tranche rights derivative liability with preferred units		$ 909
Series C Preferred Stock [Member]
Payment of offering costs	$ 176
Spero Europe, Ltd. [Member]
Ownership percentage		5.00%
Spero Potentiator, Inc. [Member]
Ownership percentage			49.90%
Spero Cantab [Member]
Ownership percentage		12.50%
Spero Gyrase, Inc. [Member]
Ownership percentage		20.00%